Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	BRF S.A.
Entity Central Index Key	0001122491
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	D5
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	812,473,246
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019